Borrowings (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
		31 January	31 January	30 June	30 June
		2018	2017	2016	2015
	Note	NZ$000's	NZ$000's	NZ$000's	NZ$000's

CURRENT
Secured liabilities:
Bank overdraft		-	-	-	18,064
Shareholder loans		10,951	8,200	29,281	16,918
Lease liability	22	-	-	-	105
Bank loans		16,000	16,000	-	17,841
Debt issuance costs in relation to bank loan		(218)	(656)	(565)	(42)
Working capital financing bank facility		22,489	31,710	32,877	3,387
Convertible notes		1,740	13,744	-	-
Other loan		1,159	-	-	-
		52,121	68,998	61,593	56,273

The fair value of borrowings is not considered to be materially different to their carrying amounts.

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

NON-CURRENT
Secured liabilities:
Bank loans	-	-	16,000	-